Finance expense	12 Months Ended
Mar. 31, 2020
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Finance expense
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. Finance expense
Finance expense consists of the following:

	Year ended March 31,
	2020	2019	2018
Interest expense	$2,169	$3,266	$3,215
Interest expense on lease liabilit ies	14,782	—	—
(Gain)/loss on interest rate swaps	(171)	(422)	561
Debt issue cost	231	360	488

Total	$17,011	$3,204	$4,264